Convertible Promissory Notes (Details Textual) - USD ($)			9 Months Ended
	Feb. 10, 2016	Feb. 10, 2015	Mar. 31, 2016	Aug. 31, 2015
Debt Conversion [Line Items]
Debt Instrument, Face Amount				$ 5,200,000
Unamortized Debt Issuance Expense				401,000
Derivative Liability, Noncurrent			$ 66,204	$ 103,000
Proceeds from Convertible Debt			$ 5,175,000
Class Of Warrant Term			5 years
Debt Issuance Cost			$ 20,000
Placement Agents Cash Fee Percentage			8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 4,943,073
Warrants Issued to Purchase of common stock	267,052
Warrants Exercise Price Per share	$ 0.65
Warrants Exercisable Term	5 years
Debt Instrument Conversion Premium Percentage			10.00%
Convertible Debt [Member]
Debt Conversion [Line Items]
Interest Payable, Current			$ 66,000
Convertible Promissory Notes [Member]
Debt Conversion [Line Items]
Debt Instrument Interest Rate For Extension Period1			2.00%
Debt Instrument, Term			18 months
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			8.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			12.00%
Convertible Notes Equal To Percentage Of Common Stock			120.00%
Debt Instrument Conversion Share Price			$ 4.63
Debt Instrument, Convertible, Terms of Conversion Feature			The Notes are convertible at any time at the noteholder’s discretion into that number of shares of Aytu common stock equal to 120% of the number of shares of common stock calculated by dividing the then outstanding principal and accrued interest by $4.63. A holder of Notes will be obligated to convert on the terms of Aytu’s next public offering of its stock resulting in gross proceeds of at least $5,000,000 (excluding indebtedness converted in such financing) prior to the maturity date of the Notes (a “Qualified Financing”). The principal and accrued interest under the Notes will automatically convert into a number of shares of such equity securities of the Company sold in the Qualified Financing equal to 120% of the principal and accrued interest under such Note divided by the lesser of (i) the lowest price paid by an investor in the Qualified Financing or (ii) $4.63. In the event that Aytu sells equity securities to investors at any time while the Notes are outstanding in a financing transaction that is not a Qualified Financing, then the noteholders will have the option to convert in whole the outstanding principal and accrued interest as of the closing of such financing into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (i) the lowest cash price per share paid by purchasers of shares in such financing, or (ii) $4.63.
Debt Conversion, Original Debt, Amount		$ 4,125,000
Debt Conversion Accrued Interest Amount		$ 143,000
Debt Conversion, Converted Instrument, Shares Issued		7,879,096
Long-term Debt, Gross			$ 1,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 3,900,000		1,040,000
Debt Instrument, Unamortized Discount			10,000
Convertible Promissory Notes [Member] | Minimum [Member]
Debt Conversion [Line Items]
Proceeds from Convertible Debt			$ 5,000,000
Convertible Promissory Notes [Member] | Promissory Notes Payable One [Member]
Debt Conversion [Line Items]
Debt Instrument, Maturity Date			Jan. 22, 2017
Convertible Promissory Notes [Member] | Promissory Notes Payable Two [Member]
Debt Conversion [Line Items]
Debt Instrument, Maturity Date			Feb. 11, 2017
Convertible Promissory Notes [Member] | Promissory Notes Payable Three [Member]
Debt Conversion [Line Items]
Debt Instrument, Maturity Date			Feb. 28, 2017